Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of measurement of results for tax purposes

	2020	2019	2018
	US $’000
Current tax expenses
Current period	16,224	13,028	12,744
Taxes in respect of previous years	760	(1,313)	631
	16,984	11,715	13,375
Deferred tax expenses
Origination and reversal of temporary differences	(385)	51	757
Total income taxes in income statements	16,599	11,766	14,132

Schedule of reconciliation of effective tax rate

The reconciliation is based on the Company’s domestic tax rate.

	2020	2019	2018
	US $’000
Profit (loss) for the year	524,190	(13,044)	(119,853)
Income taxes	16,599	11,766	14,132
Profit (loss) excluding income taxes	540,789	(1,278)	(105,721)
Income tax using the domestic corporation tax rate	124,382	(294)	(24,316)
Current year losses for which no deferred tax asset
was recognized		7,759	29,097
Utilization of carried forward tax losses for which no deferred tax assets were recognized	(115,947)
Effect of tax rates in foreign jurisdictions	3,917	4,769	4,936
Non-deductible expenses	216	393	401
Effect of different tax rates on specific gains	4,102	2,084	4,383
Effect of share of profits of associates	(768)	(1,087)	(1,232)
Other	(*) 697	(*) (1,858)	863
	16,599	11,766	14,132

(*)Mainly related to taxes in respect of previous years.

Schedule of recognised deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2020	2019	2020	2019	2020	2019
	US $’000
Vessels, containers, handling equipment and other tangible assets (*)			(144,462)	(150,698)	(144,462)	(150,698)
Financial liabilities	13,445	12,281			13,445	12,281
Employee benefits	16,880	17,190			16,880	17,190
Tax losses carry-forwards	117,731	125,171			117,731	125,171
Other items			(2,431)	(3,246)	(2,431)	(3,246)

Net deferred tax assets (liabilities)	148,056	154,642	(146,893)	(153,944)	1,163	698
Net deferred tax assets recognised in the
statement of the financial position					1,502	1,048
Net deferred tax liabilities recognised in
the statement of the financial position					(339)	(350)
					1,163	698

(*)In accordance with Israeli Income Tax Regulations, the Group is entitled to deduct depreciation for vessels and related equipment at a higher rate than recorded in its financial statements.

Schedule of movement in deferred tax assets and liabilities during the year

(d)	Movement in deferred tax assets and liabilities during the year

	Vessels
	containers
	handling
	equipment
	and other	Financial	Employee	Accumulated	Other
	tangible assets	liabilities	benefits	tax losses	items	Total
	US $’000
Balance January 1, 2020	(150,698)	12,281	17,190	125,171	(3,246)	698
Recognised in profit or loss	6,245	1,164	(540)	(7,440)	796	225
Recognised in other comprehensive income	(9)		230		19	240
Balance December 31, 2020	(144,462)	13,445	16,880	117,731	(2,431)	1,163

	Vessels
	containers
	handling
	equipment
	and other
	tangible	Financial	Employee	Accumulated	Other
	assets	liabilities	benefits	tax losses	items	Total
	US $’000
Balance January 1, 2019	(176,636)	15,339	15,394	149,494	(2,882)	709
Recognised in profit or loss	25,942	(3,058)	1,819	(24,323)	(364)	16
Recognised in other comprehensive income	(4)		(23)			(27)
Balance December 31, 2019	(150,698)	12,281	17,190	125,171	(3,246)	698